Cornerstone Capital Access Impact Fund
Cornerstone Capital Access Impact Fund Summary
Investment Objective
The Cornerstone Capital Access Impact Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	Cornerstone Capital Access Impact Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cornerstone Capital Access Impact Fund Institutional Class
Management Fee	1.00%
Other Expenses	1.47%	[1]
Total Annual Operating Expenses	2.47%
Expense Reduction/Reimbursement	(1.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%	[2]
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Cornerstone Capital Inc., the Fund's adviser (the "Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the average daily net assets of the Fund through December 31, 2022 (the "Expense Limitation"). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement (the "Advisory Agreement") between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the "Board") may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Cornerstone Capital Access Impact Fund | Institutional Class | USD ($)	137	428

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is typically expected to have a portfolio turnover rate of 50% or less. Since the Fund has not yet commenced operations, no portfolio turnover information is available for its most recently completed fiscal year.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by dedicating sleeves/portions of its portfolio to one or more equity-focused themes (the “Thematic Guidelines”). Cornerstone Capital Inc. (the “Adviser” or “Cornerstone”) sets these Thematic Guidelines using a holistic approach incorporating various environmental, social, and governance (“ESG”) factors such as carbon footprints, board diversity, and sustainable supply chains, among others. The Thematic Guidelines may change from time to time depending on social and market conditions, and may include, but are not limited to:

•	Circular Economy

•	Climate & Clean Energy

•	Data Driven Solutions

•	Health, Wellness, and Education

•	Innovation & Economic Opportunity

•	Reduction of Inequality & Social Justice

The Adviser will allocate the Fund’s assets among multiple investment managers (the “Sub-Advisers”) who are unaffiliated with the Adviser, and which will each be responsible for managing a portion of the Fund’s portfolio by investing in securities that the Sub-Adviser believes align with its assigned Thematic Guideline(s). Cornerstone will determine the percentage of the Fund’s portfolio allocated to each such sub-advised portion of the portfolio. A description of Cornerstone’s process for selecting Sub-Advisers and assigning portion allocations is found later in this prospectus, under the section titled, “Additional Information Regarding Principal Investment Strategies.”

Cornerstone may change those allocations from time to time in its sole discretion and without prior notice to shareholders. In the future, Cornerstone may also determine to allocate the Fund’s assets to Sub-Advisers employing additional and varied strategies that are consistent with the Fund’s principal investment strategies as described here.

In aggregate across the portions of its portfolio, the Fund will primarily consist of a diversified portfolio of equity securities of both U.S. and foreign companies. The portfolio as a whole will not be restricted by market capitalization nor geographic region, and at any given time may hold stocks from both domestic and foreign companies, including those from emerging markets. Certain of the Fund’s Sub-Advisers, or the Adviser directly during certain market conditions or when the Adviser believes that the Fund’s assets are insufficient to allocate to the Sub-Advisers, may also invest in Exchange Traded Funds (ETFs) whose investment characteristics are consistent with that Sub-Adviser’s assigned Thematic Guideline(s), or may engage in various styles of investment activity such as both growth investing and value investing.

From time to time, such as when assets are reallocated from one Sub-Adviser’s portion to another, Cornerstone may, for short or longer-term periods, select a transition manager to transition a portion of the Fund’s assets across its various portions.

Principal Risks

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Equity Securities Risk. The Fund may invest in equity securities, both directly and indirectly, of companies of any size. The Fund’s equity investments may include securities traded on domestic or foreign exchanges or on the over-the-counter market. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-cap companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

•	Micro-cap risk. Investing in micro-cap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for both investment and non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with certain focused ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Securities Risk. The Fund may invest in foreign securities on foreign exchanges or in American Depositary Receipts (“ADRs”) or foreign depositary receipts. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	American Depositary Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. The Fund may invest directly and indirectly in emerging market equity securities. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

•	Foreign Currency Risk. The Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

•	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the International Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Fund of Funds Structure Risk. From time to time, the Fund’s portfolio may contain a substantial proportion of ETFs. By investing in the Fund, you may indirectly bear fees and expenses charged by any underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own.

Growth Investing Risk. Growth stocks, which can be priced on future expectations rather than current results, tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the earnings of their issuers and can be more volatile than the stock of more established issuers. In addition, to the extent that one of the Fund’s portions utilizes a growth investment style, this style may go out of favor with investors, negatively affecting the Fund’s performance.

Index Tracking Risk. Certain portions of the Fund may seek to track a particular index. Such a portion may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Sub-Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may use a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio, which means that investment decisions are made based on investment views. The Fund’s Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analysis in making decisions for the Fund, and the Fund’s Aviser will make allocation decisions between the Sub Advisers, but there is no guarantee that these decisions will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Prior to rendering investment management services to the Fund, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser and, as a result, may impact the Adviser’s ability to manage the Fund.

Market Risk. For equity securities, stock market movements may affect the Fund’s NAV. Declines in the Fund’s NAV will result from decline in the market prices for specific securities held by the Fund. There is also the possibility that the price of the security held by the Fund will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector or the entire market.

Multi-Manager Fund Risk. The Fund is a multi-managed fund with multiple Sub-Advisers who employ different strategies. As a result, the Fund may have buy and sell transactions in the same security on the same day.

New Fund Risk. The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Policy and legislative changes in the U.S. and in other countries may affect many aspects of the companies that the Fund is exposed to and may result in the imposition of additional regulatory requirements. Environmental, social, and governance issues may at times attract significant regulatory attention, and the issuers of securities purchased by the Fund may therefore be affected. New or onerous regulation on an industry or company that the Fund invests in may result in the Fund’s investments losing money or otherwise performing poorly compared to investments in industries or companies that are not affected by such environmental, social, and governance issues. Given the broad scope of such potential regulations, any such impact on these companies and the Fund is unclear and may not be fully known for some time. These changes and any future regulatory changes could adversely affect the Fund.

Thematic Risk: The Fund may experience additional risk due to investments being focused on particular Thematic Guidelines. The sectors, industries, or various securities associated with such Thematic Guidelines may fall in and out of favor with the market, and such market activity could have an effect on the value of the Fund’s investments.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Sub-Adviser believes is its full market value. In addition, to the extent that one of the Fund’s portions utilizes a value investment style, this style may go out of favor with investors, negatively affecting the Fund’s performance.

Past Performance

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Visit www.cornerstonecapitalfunds.com or call 1-800-986-6187 for current performance information.